UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01700
                                   ---------

                     Franklin Gold and Precious Metals Fund
                     --------------------------------------
              (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
               (Address of principal executive offices) (Zip code)

       Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
       ------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    --------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 7/31/04
                          -------

      Item 1. Reports to Stockholders.

                                  JULY 31, 2004





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ANNUAL REPORT AND SHAREHOLDER LETTER

SECTOR



WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. see inside for details.

                                Franklin Gold and
                              Precious Metals Fund

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[LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS
                      FRANKLIN o Templeton o Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk- adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.



MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

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Not part of the annual report

                     Contents

SHAREHOLDER LETTER .........................   1

ANNUAL REPORT

Franklin Gold and Precious
Metals Fund ................................   3

Performance Summary ........................   8

Your Fund's Expenses .......................  13

Financial Highlights and
Statement of Investments ...................  15

Financial Statements .......................  21

Notes to Financial
Statements .................................  25

Report of Independent
Registered Public
Accounting Firm ............................  33

Tax Designation ............................  34

Board Members and Officers .................  35

Shareholder Information ....................  40




Annual Report

Franklin Gold and Precious Metals Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Gold and Precious Metals Fund seeks capital appreciation, with current income as a secondary goal, by investing at least 80% of total net assets in securities of companies that mine, process or deal in gold or other precious metals.



[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
GEOGRAPHIC DISTRIBUTION 2
Based on Total Net Assets as of 7/31/04
Canada                                          35.2%
South Africa                                    25.8%
U.S.                                            15.9%
Australia                                        9.6%
Peru                                             4.1%
U.K.                                             3.5%
Jersey Islands                                   1.4%
Papua New Guinea                                 1.3%
Short-Term Investments and
Other Net Assets                                 3.2%

  PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.


We are pleased to bring you Franklin Gold and Precious Metals Fund's annual report, covering the fiscal year ended July 31, 2004.

PERFORMANCE OVERVIEW

Franklin Gold and Precious Metals Fund - Class A delivered a +16.68% cumulative total return for the 12 months ended July 31, 2004, as shown in the Performance Summary beginning on page 8. By comparison, the broad Standard & Poor's 500 Composite Index (S&P 500) had a +13.16% total return, and the sector-specific FTSE Gold Mines Index posted a +8.98% price return during the same period.1



1. Sources: Standard & Poor's Micropal; Financial Times. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The FTSE Gold Mines Index is an unweighted index that tracks the daily performance of gold mining companies in South Africa, Australia and North America. This is a price-only index and does not include dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 19.


                                                               Annual Report | 3

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 7/31/04
Long Life Gold Mines ...............................  59.3%
Medium Life Gold Mines .............................  12.6%
Platinum & Palladium ...............................  11.2%
Gold & Diversified Resources .......................   9.6%
Gold Exploration ...................................   2.8%
Mutual Funds .......................................   1.3%
Short-Term Investments & Other Net Assets ..........   3.2%


ECONOMIC AND MARKET OVERVIEW

During the 12 months ended July 31, 2004, the U.S. economy remained strong as one-year gross domestic product (GDP) rose an estimated 4.7% through June. Major contributors to growth included inventory investment, equipment and software spending, and federal government spending. Despite solid export growth and a resilient housing market, annualized second quarter 2004 GDP grew an estimated 2.8%, which was less than expected, due largely to the weakest consumer spending growth in three years. Approximately 70% of GDP stemmed from consumer activity, which slowed as personal liquidity from tax cuts and low interest-rate incentives faded. Business investment and corporate profits rose and contributed to overall economic growth.

Labor market conditions improved during the reporting period. More than one-half of the jobs lost during the recession and weak economic expansion have been recovered. The economy created 1.5 million jobs since summer 2003. In addition, the unemployment rate fell from 6.2% in July 2003 to 5.5% at period-end.2 Services created the most jobs led by leisure and hospitality, education and health, and business and professional services.

In light of positive economic developments, consumer inflation remained modest but picked up speed in 2004. Excluding the volatile food and energy categories, consumer prices increased 1.8% for the 12 months ended July 31, 2004. Consequently, for the first time in more than four years, the Federal Reserve Board (Fed) raised the federal funds target rate on June 30, 2004, by a quarter-point to 1.25%. Because Fed policymakers expect inflation to remain relatively low, they believe they can raise interest rates at a measured pace. Nonetheless, the Fed said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability.

Domestic equity markets sustained a rally through year-end 2003, then flattened before falling into negative territory through July 2004. Despite continued signs of enhanced corporate fundamentals, investors appeared cautious due to geopolitical


2. Source: Bureau of Labor Statistics.


4 |  Annual Report
uncertainty, soaring oil prices and rising interest rates. The S&P 500 rose 13.16% for the 12 months under review, while the technology-heavy NASDAQ Composite Index gained 9.33%. 3


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                         Gold               Palladium               Platinum
7/31/03               $354.35                 $178.50                $686.50
8/1/03                $346.15                 $183.50                $679.50
8/4/03                $349.45                 $181.50                $677.50
8/5/03                $352.05                 $175.00                $682.50
8/6/03                $351.75                 $176.50                $682.00
8/7/03                $352.85                 $177.50                $680.50
8/8/03                $356.75                 $177.50                $679.50
8/11/03               $361.85                 $177.00                $692.00
8/12/03               $358.45                 $175.50                $695.50
8/13/03               $362.70                 $170.50                $687.50
8/14/03               $365.95                 $172.50                $694.50
8/15/03               $363.75                 $176.50                $699.50
8/18/03               $358.35                 $176.50                $695.50
8/19/03               $362.05                 $176.50                $695.50
8/20/03               $366.25                 $181.50                $699.50
8/21/03               $360.75                 $188.50                $707.50
8/22/03               $362.95                 $193.50                $698.50
8/25/03               $361.25                 $197.50                $694.50
8/26/03               $364.45                 $204.50                $691.50
8/27/03               $372.55                 $200.50                $710.50
8/28/03               $369.65                 $203.50                $713.00
8/29/03               $375.55                 $201.50                $710.00
9/1/03                $375.55                 $202.00                $709.50
9/2/03                $371.95                 $201.50                $713.50
9/3/03                $373.85                 $203.50                $713.50
9/4/03                $373.35                 $207.50                $712.50
9/5/03                $377.35                 $218.50                $713.50
9/8/03                $375.25                 $226.50                $709.50
9/9/03                $382.65                 $230.50                $711.50
9/10/03               $380.45                 $220.50                $699.50
9/11/03               $380.15                 $215.50                $697.50
9/12/03               $375.25                 $213.50                $698.00
9/15/03               $374.05                 $204.50                $700.50
9/16/03               $373.25                 $218.50                $700.50
9/17/03               $376.75                 $214.50                $697.50
9/18/03               $376.35                 $213.50                $701.50
9/19/03               $381.85                 $218.50                $699.50
9/22/03               $387.10                 $218.50                $705.50
9/23/03               $384.75                 $214.50                $706.50
9/24/03               $388.85                 $217.50                $705.50
9/25/03               $385.35                 $216.50                $715.50
9/26/03               $380.85                 $211.50                $705.50
9/29/03               $382.25                 $208.50                $702.50
9/30/03               $385.35                 $212.50                $706.50
10/1/03               $384.75                 $213.50                $712.50
10/2/03               $382.85                 $211.50                $712.00
10/3/03               $369.55                 $209.50                $716.00
10/6/03               $372.95                 $207.50                $710.50
10/7/03               $376.45                 $207.50                $722.50
10/8/03               $375.25                 $211.50                $728.50
10/9/03               $370.05                 $207.50                $724.50
10/10/03              $373.05                 $208.50                $730.50
10/13/03              $374.75                 $205.50                $723.50
10/14/03              $375.25                 $203.50                $729.50
10/15/03              $372.95                 $191.50                $726.50
10/16/03              $371.65                 $191.50                $724.50
10/17/03              $371.65                 $195.50                $726.50
10/20/03              $373.35                 $194.50                $734.50
10/21/03              $380.75                 $197.50                $737.50
10/22/03              $385.85                 $198.50                $738.50
10/23/03              $384.25                 $200.50                $742.50
10/24/03              $388.55                 $195.50                $737.50
10/27/03              $387.95                 $197.50                $747.50
10/28/03              $382.85                 $197.50                $747.50
10/29/03              $386.50                 $203.50                $755.50
10/30/03              $383.55                 $209.50                $759.50
10/31/03              $384.25                 $208.50                $748.50
11/3/03               $376.65                 $210.00                $741.50
11/4/03               $379.55                 $207.00                $747.50
11/5/03               $381.35                 $206.50                $757.50
11/6/03               $379.95                 $205.00                $757.50
11/7/03               $383.05                 $203.50                $755.50
11/10/03              $385.95                 $201.50                $762.50
11/11/03              $387.95                 $195.00                $761.50
11/12/03              $394.05                 $194.50                $759.50
11/13/03              $394.65                 $201.50                $770.00
11/14/03              $397.55                 $199.50                $771.00
11/17/03              $391.05                 $197.50                $752.50
11/18/03              $398.75                 $198.50                $771.50
11/19/03              $395.05                 $195.50                $766.50
11/20/03              $394.45                 $193.50                $765.50
11/21/03              $396.05                 $194.50                $764.50
11/24/03              $391.48                 $194.00                $755.50
11/25/03              $391.25                 $190.50                $757.50
11/26/03              $396.65                 $190.00                $767.50
11/27/03              $395.25                 $190.00                $765.50
11/28/03              $398.15                 $189.50                $765.50
12/1/03               $402.25                 $189.50                $771.50
12/2/03               $403.25                 $190.50                $778.00
12/3/03               $404.75                 $194.00                $780.50
12/4/03               $402.75                 $197.50                $787.50
12/5/03               $406.35                 $197.50                $788.00
12/8/03               $406.75                 $205.50                $801.50
12/9/03               $408.25                 $212.00                $800.50
12/10/03              $405.45                 $210.00                $812.50
12/11/03              $404.95                 $209.50                $807.50
12/12/03              $408.85                 $208.50                $823.00
12/15/03              $409.75                 $203.50                $825.50
12/16/03              $407.25                 $200.50                $827.50
12/17/03              $412.55                 $199.50                $844.00
12/18/03              $410.75                 $200.50                $828.50
12/19/03              $409.35                 $194.50                $829.50
12/22/03              $410.05                 $197.50                $803.50
12/23/03              $410.75                 $200.50                $801.50
12/24/03              $412.05                 $202.50                $823.50
12/25/03              $412.95                 $202.50                $818.50
12/26/03              $412.25                 $202.50                $818.50
12/29/03              $414.58                 $199.50                $818.50
12/30/03              $416.25                 $197.50                $814.50
12/31/03              $415.45                 $193.50                $813.50
1/1/04                $415.85                 $193.50                $814.50
1/2/04                $415.85                 $194.50                $814.50
1/5/04                $423.65                 $202.50                $840.50
1/6/04                $422.35                 $198.50                $847.50
1/7/04                $420.55                 $202.50                $843.50
1/8/04                $423.88                 $199.00                $855.50
1/9/04                $426.38                 $203.50                $852.00
1/12/04               $424.45                 $214.00                $858.50
1/13/04               $424.15                 $218.50                $859.50
1/14/04               $419.95                 $217.50                $862.50
1/15/04               $408.88                 $215.50                $854.00
1/16/04               $406.75                 $215.50                $855.50
1/19/04               $407.25                 $215.50                $860.50
1/20/04               $412.85                 $220.50                $862.50
1/21/04               $410.55                 $235.50                $861.50
1/22/04               $409.35                 $245.50                $867.50
1/23/04               $408.08                 $235.50                $864.50
1/26/04               $404.05                 $235.50                $858.50
1/27/04               $410.35                 $238.00                $858.50
1/28/04               $410.35                 $242.50                $856.50
1/29/04               $399.35                 $225.50                $830.50
1/30/04               $402.45                 $229.50                $837.50
2/2/04                $398.35                 $225.50                $817.50
2/3/04                $399.65                 $232.50                $831.50
2/4/04                $400.75                 $237.50                $825.50
2/5/04                $396.95                 $236.50                $822.50
2/6/04                $403.35                 $238.50                $829.50
2/9/04                $406.75                 $236.50                $834.00
2/10/04               $406.35                 $238.50                $837.50
2/11/04               $411.15                 $239.50                $846.50
2/12/04               $411.85                 $244.50                $848.00
2/13/04               $410.15                 $243.50                $849.00
2/16/04               $411.65                 $240.50                $851.50
2/17/04               $415.55                 $242.00                $859.00
2/18/04               $410.95                 $245.50                $862.50
2/19/04               $409.98                 $240.50                $856.00
2/20/04               $397.55                 $230.50                $844.50
2/23/04               $398.65                 $225.50                $842.50
2/24/04               $403.85                 $234.50                $858.50
2/25/04               $396.05                 $226.50                $854.00
2/26/04               $395.05                 $227.50                $866.50
2/27/04               $396.15                 $228.50                $882.50
3/1/04                $399.55                 $242.50                $902.50
3/2/04                $393.05                 $240.50                $875.50
3/3/04                $393.35                 $237.50                $884.00
3/4/04                $393.05                 $238.50                $881.50
3/5/04                $401.25                 $248.50                $886.50
3/8/04                $401.45                 $260.50                $893.50
3/9/04                $402.75                 $256.50                $896.00
3/10/04               $400.15                 $270.50                $920.50
3/11/04               $402.92                 $273.50                $902.50
3/12/04               $395.25                 $274.50                $904.50
3/15/04               $399.48                 $278.50                $912.50
3/16/04               $402.25                 $279.50                $902.50
3/17/04               $407.35                 $273.50                $907.50
3/18/04               $411.35                 $277.50                $897.50
3/19/04               $412.35                 $274.00                $892.50
3/22/04               $417.25                 $287.50                $895.50
3/23/04               $419.75                 $286.50                $911.50
3/24/04               $415.55                 $285.50                $916.50
3/25/04               $416.25                 $285.50                $910.00
3/26/04               $422.35                 $286.00                $910.00
3/29/04               $417.85                 $286.50                $889.50
3/30/04               $420.85                 $283.50                $893.50
3/31/04               $426.45                 $286.50                $903.50
4/1/04                $425.90                 $294.50                $914.50
4/2/04                $420.65                 $304.50                $908.50
4/5/04                $415.65                 $307.50                $890.00
4/6/04                $419.45                 $312.50                $882.50
4/7/04                $423.05                 $322.50                $882.50
4/8/04                $420.05                 $328.50                $902.50
4/9/04                $420.05                 $332.50                $902.50
4/12/04               $418.65                 $334.50                $939.50
4/13/04               $406.65                 $326.50                $929.50
4/14/04               $400.55                 $312.50                $927.50
4/15/04               $399.35                 $311.50                $922.50
4/16/04               $400.55                 $312.50                $922.50
4/19/04               $401.05                 $323.50                $934.50
4/20/04               $394.85                 $310.50                $917.50
4/21/04               $390.05                 $292.50                $888.50
4/22/04               $392.95                 $272.50                $848.50
4/23/04               $395.05                 $278.50                $852.50
4/26/04               $396.35                 $272.50                $822.50
4/27/04               $398.75                 $275.50                $842.50
4/28/04               $385.65                 $251.50                $804.50
4/29/04               $387.85                 $245.50                $790.00
4/30/04               $386.75                 $255.50                $798.50
5/3/04                $387.15                 $262.50                $812.75
5/4/04                $392.65                 $255.50                $817.50
5/5/04                $393.25                 $250.50                $811.50
5/6/04                $387.75                 $253.50                $797.50
5/7/04                $378.75                 $245.50                $787.50
5/10/04               $378.75                 $234.00                $770.00
5/11/04               $377.85                 $235.50                $782.50
5/12/04               $378.13                 $240.50                $786.50
5/13/04               $374.85                 $243.50                $798.00
5/14/04               $376.65                 $239.50                $793.00
5/17/04               $379.15                 $240.50                $817.50
5/18/04               $377.15                 $237.50                $800.50
5/19/04               $382.45                 $243.50                $806.00
5/20/04               $379.65                 $239.50                $805.50
5/21/04               $384.35                 $249.50                $817.50
5/24/04               $385.55                 $252.50                $823.50
5/25/04               $388.65                 $254.50                $835.50
5/26/04               $388.75                 $251.50                $837.50
5/27/04               $394.75                 $253.50                $845.50
5/28/04               $393.35                 $247.50                $830.50
5/31/04               $395.55                 $249.50                $837.50
6/1/04                $394.65                 $252.00                $844.50
6/2/04                $391.55                 $249.50                $831.50
6/3/04                $388.35                 $245.50                $827.77
6/4/04                $389.95                 $241.50                $830.00
6/7/04                $393.75                 $241.50                $832.50
6/8/04                $391.35                 $240.50                $834.50
6/9/04                $384.65                 $216.50                $806.50
6/10/04               $386.05                 $218.50                $797.50
6/11/04               $384.55                 $217.50                $794.50
6/14/04               $383.55                 $216.00                $794.50
6/15/04               $389.05                 $217.50                $778.50
6/16/04               $384.65                 $222.50                $779.50
6/17/04               $388.88                 $225.00                $793.50
6/18/04               $394.85                 $227.50                $807.50
6/21/04               $393.85                 $230.50                $815.50
6/22/04               $394.95                 $224.00                $807.50
6/23/04               $395.75                 $222.50                $808.50
6/24/04               $402.15                 $229.50                $811.50
6/25/04               $401.55                 $224.50                $806.50
6/28/04               $400.88                 $223.50                $789.50
6/29/04               $392.55                 $217.50                $777.50
6/30/04               $394.25                 $214.50                $789.50
7/1/04                $395.95                 $215.50                $784.50
7/2/04                $397.95                 $213.50                $776.50
7/5/04                $398.25                 $212.50                $783.50
7/6/04                $392.75                 $219.50                $776.50
7/7/04                $402.45                 $223.50                $795.50
7/8/04                $407.95                 $224.50                $808.50
7/9/04                $407.65                 $224.50                $812.50
7/12/04               $407.95                 $225.50                $821.50
7/13/04               $401.65                 $221.50                $810.50
7/14/04               $405.45                 $223.00                $817.50
7/15/04               $404.05                 $222.50                $817.50
7/16/04               $406.65                 $225.50                $824.50
7/19/04               $405.65                 $227.50                $828.50
7/20/04               $400.15                 $229.50                $834.50
7/21/04               $396.75                 $227.50                $829.25
7/22/04               $395.05                 $224.50                $830.50
7/23/04               $390.15                 $220.50                $818.50
7/26/04               $388.95                 $219.50                $816.50
7/27/04               $387.25                 $219.50                $807.00
7/28/04               $387.85                 $213.50                $799.00
7/29/04               $387.55                 $215.50                $821.50
7/30/04               $391.05                 $217.50                $820.00

For illustrative purposes only; not representative of the Fund's portfolio composition or performance.

Gold and other precious metals remained strong over the past year as broader equity markets delivered uneven performances. The gold price, which moved up significantly in the previous semiannual reporting period, rose from $354 to $391 per ounce during the year under review. Although $391 at period-end was significantly below the $426 high in March, it represented a notable 10% improvement for the year. The continued effects of war in Iraq, lingering U.S. economic uncertainty, fears of further terrorist attacks at home and abroad, and a weaker U.S. dollar contributed to a steady, healthy tone in the gold market, underscoring gold's historical role as a safe haven. Like gold, platinum delivered an impressive performance in the reporting period, appreciating from $686 at the beginning of the period to $940 on April 12, 2004, before ending the period at $820 per ounce. Platinum prices rose largely due to supply concerns as the strengthening South African rand, which appreciated 18% against the U.S. dollar for the 12-month period, led to delays of expansion projects needed to meet strong platinum jewelry and autocatalyst demand. Platinum companies only realized partial benefits from high platinum prices, as the strong rand elevated costs and hurt operating margins. Palladium began the period at $178 and ended this rebuilding year at $218 per ounce.


3. Source: Standard & Poor's Micropal. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all domestic and international common stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes over 3,000 companies.

4. Amounts shown are based on spot prices quoted in U.S. dollars per troy ounce.

                                                               Annual Report | 5

TOP 10 HOLDINGS
7/31/04

-------------------------------------------------------------
  COMPANY                                          % OF TOTAL
-------------------------------------------------------------
  INDUSTRY, COUNTRY                                NET ASSETS
-------------------------------------------------------------
  Barrick Gold Corp.                                   8.1%
-------------------------------------------------------------
   Long Life Gold Mines, Canada
-------------------------------------------------------------
  AngloGold Ashanti Ltd.                               8.0%
-------------------------------------------------------------
   Long Life Gold Mines, South Africa
-------------------------------------------------------------
  Placer Dome Inc.                                     7.8%
-------------------------------------------------------------
   LONG LIFE GOLD MINES, CANADA
-------------------------------------------------------------
  Newcrest Mining Ltd.                                 6.9%
-------------------------------------------------------------
   Long Life Gold Mines, Australia
-------------------------------------------------------------
  Newmont Mining Corp.                                 6.5%
-------------------------------------------------------------
   Long Life Gold Mines, U.S.
-------------------------------------------------------------
  Impala Platinum Holdings Ltd.                        5.7%
-------------------------------------------------------------
   Platinum & Palladium, South Africa
-------------------------------------------------------------
  Freeport-McMoRan Copper & Gold Inc., B               5.3%
-------------------------------------------------------------
   Gold and Diversified Resources, U.S.
-------------------------------------------------------------
  Meridian Gold Inc.                                   4.9%
-------------------------------------------------------------
   Long Life Gold Mines, Canada
-------------------------------------------------------------
  Compania de Minas Buenaventura SA                    4.1%
-------------------------------------------------------------
   Long Life Gold Mines, Peru
-------------------------------------------------------------
  Anglo American Platinum Corp. Ltd.                   4.1%
-------------------------------------------------------------
   Platinum & Palladium, South Africa



INVESTMENT STRATEGY

Our conservative management style seeks to expose shareholders to the benefits of diversification by investing globally in the precious metals sector. We like companies with multiple mines, attractive production profiles, strong reserve bases and active exploration programs that can drive future reserve and production growth. While the sector can be volatile, especially over the short term; precious metals, such as gold, can be attractive because they are a hard asset not tied to any particular country or financial system.


MANAGER'S DISCUSSION

During the year under review, precious metals market fundamentals continued to improve, and the Fund outperformed its benchmark, the FTSE Gold Mines Index. Fund performance was supported by a number of holdings outside the index, including, for a second consecutive year, Impala Platinum and Freeport-McMoRan Copper & Gold, which appreciated notably as metals prices improved. Some of the best performers this year were palladium-producing companies also outside the index; two of the Fund's positions, Stillwater Mining and North American Palladium, more than doubled in value for the 12-month period. Non-index holdings in select small capitalization gold companies like Yamana Gold, an emerging producer with operations in South America, also delivered strong returns. Additionally, consolidation remained a theme throughout the period, as Fund holding Wheaton River Minerals received competing acquisition offers during the period.

Several of our South African gold holdings hindered Fund performance during this fiscal year due to the strengthening rand environment that drove operating costs higher in U.S. dollar terms. As a result, South African gold companies like Gold Fields and Harmony Gold Mining experienced declining margins despite the higher gold price, and ended the period among the industry's highest cost producers.

Seeking to minimize exposure to any single mining operation, we maintained our top positions in the industry's largest and most geographically diversified companies. Our top two positions at period-end were Barrick Gold and AngloGold Ashanti, a result of the merger between AngloGold and Ghana's Ashanti Goldfields during the reporting period. Consistent with our strategy, we increased our weightings in companies that we believe have the potential to benefit from



6 |  Annual Report
exploration discoveries and production growth in coming years -- most notably Newcrest Mining, Meridian Gold and Placer Dome.

Thank you for your participation in Franklin Gold and Precious Metals Fund. We look forward to serving your future investment needs.



[PHOTO OMITTED]
/S/Stephen M. Land
Stephen M. Land
Portfolio Manager
Franklin Gold and Precious Metals Fund




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JULY 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                               Annual Report | 7

Performance Summary as of 7/31/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION


-----------------------------------------------------------------------------------------------------------------
  CLASS A                                                   CHANGE           7/31/04          7/31/03
-----------------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$2.20            $15.94           $13.74
-----------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/1/03-7/31/04)
-----------------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1001
-----------------------------------------------------------------------------------------------------------------
  CLASS B                                                  CHANGE           7/31/04          7/31/03
-----------------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$2.08            $15.54           $13.46
-----------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/1/03-7/31/04)
-----------------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0457
-----------------------------------------------------------------------------------------------------------------
  CLASS C                                                  CHANGE           7/31/04          7/31/03
-----------------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$2.10            $15.69           $13.59
-----------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/1/03-7/31/04)
-----------------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0403
-----------------------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                            CHANGE           7/31/04          7/31/03
-----------------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$2.28            $16.36           $14.08
-----------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/1/03-7/31/04)
-----------------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1268




8 |  Annual Report

PERFORMANCE


CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.


-------------------------------------------------------------------------------------------------------------------
  CLASS A                                               1-YEAR            5-YEAR          10-YEAR
-------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +16.68%          +103.99%          +31.83%
  Average Annual Total Return 2                         +9.95%           +13.96%           +2.19%
  Value of $10,000 Investment 3                        $10,995           $19,218          $12,424
  Avg. Ann. Total Return (6/30/04) 4                   +15.80%           +13.53%           +2.56%
-------------------------------------------------------------------------------------------------------------------
  CLASS B                                              1-YEAR            5-YEAR   INCEPTION (1/1/99)
-------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +15.81%           +96.74%         +110.50%
  Average Annual Total Return 2                        +11.81%           +14.26%          +14.17%
  Value of $10,000 Investment 3                        $11,181           $19,474          $20,950
  Avg. Ann. Total Return (6/30/04) 4                   +17.86%           +13.78%          +14.64%
-------------------------------------------------------------------------------------------------------------------
  CLASS C                                               1-YEAR            5-YEAR   INCEPTION (5/1/95)
-------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +15.77%           +97.03%          +21.54%
  Average Annual Total Return 2                        +14.77%           +14.53%           +2.13%
  Value of $10,000 Investment 3                        $11,477           $19,703          $12,154
  Avg. Ann. Total Return (6/30/04) 4                   +20.76%           +14.05%           +2.28%
-------------------------------------------------------------------------------------------------------------------
  ADVISOR CLASS5                                        1-YEAR            5-YEAR          10-YEAR
-------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +16.91%          +106.41%          +38.97%
  Average Annual Total Return 2                        +16.91%           +15.60%           +3.35%
  Value of $10,000 Investment 3                        $11,691           $20,641          $13,897
  Avg. Ann. Total Return (6/30/04) 4                    +23.10%           +15.15%           +3.72%


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.


FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.



                                                               Annual Report | 9

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The indexes are unmanaged, differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.



AVERAGE ANNUAL TOTAL RETURN

----------------------------------------
  CLASS A                     7/31/04
----------------------------------------
  1-Year                       +9.95%
----------------------------------------
  5-Year                      +13.96%
----------------------------------------
  10-Year                      +2.19%

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                      Franklin
                   Gold & Precious
                    Metals Fund -                                 FTSE Gold
Date                  Class A               S&P 500 6            Mines Index 6
8/1/94                 $9,424                $10,000                $10,000
8/31/94                $9,905                $10,409                $10,616
9/30/94               $10,709                $10,155                $11,850
10/31/94              $10,196                $10,383                $10,991
11/30/94               $9,164                $10,005                 $9,632
12/31/94               $9,556                $10,153                $10,073
1/31/95                $8,130                $10,416                 $8,350
2/28/95                $8,588                $10,822                 $8,823
3/31/95                $9,435                $11,141                 $9,839
4/30/95                $9,511                $11,468                 $9,836
5/31/95                $9,390                $11,926                 $9,692
6/30/95                $9,455                $12,203                 $9,827
7/31/95                $9,719                $12,607                 $9,942
8/31/95                $9,732                $12,639                $10,057
9/30/95                $9,777                $13,172                $10,124
10/31/95               $8,687                $13,125                 $8,784
11/30/95               $9,326                $13,700                 $9,622
12/31/95               $9,433                $13,964                 $9,755
1/31/96               $10,937                $14,439                $11,755
2/29/96               $10,964                $14,573                $11,931
3/31/96               $10,998                $14,713                $11,899
4/30/96               $11,132                $14,930                $11,862
5/31/96               $11,555                $15,314                $12,118
6/30/96               $10,102                $15,373                $10,282
7/31/96                $9,879                $14,694                $10,175
8/31/96               $10,270                $15,004                $10,357
9/30/96                $9,657                $15,848                 $9,441
10/31/96               $9,684                $16,285                 $9,573
11/30/96               $9,609                $17,515                 $9,560
12/31/96               $9,532                $17,168                 $9,297
1/31/97                $9,108                $18,240                 $8,658
2/28/97               $10,206                $18,383                 $9,725
3/31/97                $9,087                $17,629                 $8,345
4/30/97                $8,512                $18,681                 $7,487
5/31/97                $8,950                $19,817                 $8,004
6/30/97                $8,398                $20,705                 $7,101
7/31/97                $8,254                $22,351                 $7,210
8/31/97                $8,138                $21,100                 $7,198
9/30/97                $8,506                $22,255                 $7,775
10/31/97               $7,164                $21,512                 $6,330
11/30/97               $5,981                $22,507                 $4,984
12/31/97               $6,128                $22,894                 $5,395
1/31/98                $6,469                $23,147                 $5,699
2/28/98                $6,440                $24,815                 $5,491
3/31/98                $6,825                $26,085                 $5,838
4/30/98                $7,296                $26,347                 $6,620
5/31/98                $6,288                $25,895                 $5,542
6/30/98                $5,812                $26,946                 $5,067
7/31/98                $5,462                $26,660                 $4,592
8/31/98                $4,366                $22,809                 $3,577
9/30/98                $6,104                $24,270                 $5,613
10/31/98               $6,119                $26,243                 $5,675
11/30/98               $6,002                $27,833                 $5,379
12/31/98               $5,665                $29,436                 $4,764
1/31/99                $5,650                $30,666                 $4,752
2/28/99                $5,533                $29,713                 $4,443
3/31/99                $5,635                $30,902                 $4,430
4/30/99                $6,677                $32,098                 $5,190
5/31/99                $5,826                $31,341                 $4,223
6/30/99                $6,281                $33,079                 $4,512
7/31/99                $6,090                $32,048                 $4,306
8/31/99                $6,340                $31,889                 $4,578
9/30/99                $7,485                $31,016                 $5,757
10/31/99               $6,765                $32,978                 $4,995
11/30/99               $6,876                $33,648                 $4,772
12/31/99               $7,103                $35,629                 $4,733
1/31/00                $6,617                $33,839                 $4,176
2/29/00                $6,329                $33,199                 $4,308
3/31/00                $6,145                $36,445                 $3,985
4/30/00                $5,718                $35,349                 $3,856
5/31/00                $5,917                $34,625                 $3,972
6/30/00                $6,189                $35,479                 $4,117
7/31/00                $5,821                $34,925                 $3,715
8/31/00                $6,403                $37,093                 $3,761
9/30/00                $5,946                $35,135                 $3,562
10/31/00               $5,629                $34,986                 $3,020
11/30/00               $5,998                $32,230                 $3,185
12/31/00               $6,579                $32,388                 $3,485
1/31/01                $6,706                $33,537                 $3,403
2/28/01                $7,004                $30,481                 $3,644
3/31/01                $6,153                $28,551                 $3,285
4/30/01                $7,042                $30,768                 $3,831
5/31/01                $7,587                $30,974                 $3,962
6/30/01                $7,206                $30,220                 $3,958
7/31/01                $6,631                $29,923                 $3,864
8/31/01                $7,057                $28,052                 $4,111
9/30/01                $6,922                $25,786                 $4,484
10/31/01               $6,713                $26,278                 $4,289
11/30/01               $6,795                $28,294                 $4,117
12/31/01               $7,237                $28,542                 $4,276
1/31/02                $7,797                $28,125                 $4,886
2/28/02                $8,511                $27,583                 $5,371
3/31/02                $9,201                $28,620                 $5,922
4/30/02                $9,700                $26,886                 $6,316
5/31/02               $10,813                $26,689                 $7,238
6/30/02                $9,478                $24,788                 $6,199
7/31/02                $7,889                $22,856                 $5,245
8/31/02                $8,902                $23,006                 $5,972
9/30/02                $8,917                $20,508                 $6,003
10/31/02               $8,442                $22,311                 $5,460
11/30/02               $8,472                $23,623                 $5,320
12/31/02               $9,942                $22,236                 $6,514
1/31/03               $10,058                $21,655                 $6,485
2/28/03                $9,345                $21,329                 $6,071
3/31/03                $8,779                $21,534                 $5,695
4/30/03                $8,639                $23,309                 $5,635
5/31/03                $9,919                $24,536                 $6,280
6/30/03               $10,229                $24,849                 $6,606
7/31/03               $10,648                $25,288                 $6,846
8/31/03               $12,214                $25,780                 $7,724
9/30/03               $12,493                $25,507                 $7,780
10/31/03              $13,633                $26,949                 $8,411
11/30/03              $15,200                $27,186                 $9,309
12/31/03              $15,144                $28,611                 $9,303
1/31/04               $13,671                $29,136                 $8,138
2/29/04               $14,006                $29,541                 $8,292
3/31/04               $14,832                $29,095                 $8,995
4/30/04               $11,823                $28,639                 $7,035
5/31/04               $12,876                $29,031                 $7,752
6/30/04               $12,564                $29,595                 $7,438
7/31/04              $12,424                 $28,616                 $7,460


AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------
  CLASS B                     7/31/04
-------------------------------------------
  1-Year                      +11.81%
-------------------------------------------
  5-Year                      +14.26%
-------------------------------------------
  Since Inception (1/1/99)    +14.17%

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:


                    Franklin
                 Gold & Precious
                   Metals Fund -                                  FTSE Gold
Date                 Class B                S&P 500 6            Mines Index 6
1/1/99               $10,000                 $10,000                $10,000
1/31/99               $9,961                 $10,418                 $9,975
2/28/99               $9,754                 $10,094                 $9,325
3/31/99               $9,935                 $10,498                 $9,299
4/30/99              $11,762                 $10,905                $10,894
5/31/99              $10,259                 $10,647                 $8,864
6/30/99              $11,049                 $11,238                 $9,471
7/31/99              $10,699                 $10,887                 $9,038
8/31/99              $11,140                 $10,834                 $9,610
9/30/99              $13,161                 $10,537                $12,085
10/31/99             $11,878                 $11,203                $10,484
11/30/99             $12,073                 $11,431                $10,017
12/31/99             $12,452                 $12,104                 $9,934
1/31/00              $11,606                 $11,496                 $8,766
2/29/00              $11,099                 $11,279                 $9,043
3/31/00              $10,747                 $12,381                 $8,365
4/30/00              $10,006                 $12,009                 $8,093
5/31/00              $10,344                 $11,763                 $8,338
6/30/00              $10,812                 $12,053                 $8,641
7/31/00              $10,175                 $11,865                 $7,798
8/31/00              $11,177                 $12,601                 $7,895
9/30/00              $10,370                 $11,936                 $7,476
10/31/00              $9,810                 $11,886                 $6,338
11/30/00             $10,448                 $10,949                 $6,685
12/31/00             $11,436                 $11,003                 $7,315
1/31/01              $11,658                 $11,393                 $7,142
2/28/01              $12,169                 $10,355                 $7,649
3/31/01              $10,676                  $9,699                 $6,896
4/30/01              $12,208                 $10,453                 $8,040
5/31/01              $13,165                 $10,523                 $8,316
6/30/01              $12,497                 $10,267                 $8,308
7/31/01              $11,475                 $10,166                 $8,110
8/31/01              $12,222                  $9,530                 $8,629
9/30/01              $11,973                  $8,760                 $9,412
10/31/01             $11,606                  $8,927                 $9,002
11/30/01             $11,737                  $9,612                 $8,641
12/31/01             $12,497                  $9,696                 $8,974
1/31/02              $13,449                  $9,555                $10,257
2/28/02              $14,669                  $9,371                $11,274
3/31/02              $15,849                  $9,723                $12,431
4/30/02              $16,693                  $9,134                $13,258
5/31/02              $18,611                  $9,067                $15,192
6/30/02              $16,305                  $8,421                $13,011
7/31/02              $13,556                  $7,765                $11,008
8/31/02              $15,299                  $7,816                $12,534
9/30/02              $15,312                  $6,967                $12,601
10/31/02             $14,481                  $7,580                $11,460
11/30/02             $14,535                  $8,025                $11,167
12/31/02             $17,041                  $7,554                $13,673
1/31/03              $17,230                  $7,357                $13,612
2/28/03              $16,000                  $7,246                $12,743
3/31/03              $15,027                  $7,316                $11,954
4/30/03              $14,771                  $7,919                $11,828
5/31/03              $16,960                  $8,335                $13,182
6/30/03              $17,473                  $8,442                $13,866
7/31/03              $18,176                  $8,591                $14,369
8/31/03              $20,838                  $8,758                $16,212
9/30/03              $21,298                  $8,665                $16,331
10/31/03             $23,217                  $9,155                $17,654
11/30/03             $25,879                  $9,236                $19,539
12/31/03             $25,764                  $9,720                $19,526
1/31/04              $23,244                  $9,898                $17,080
2/29/04              $23,800                 $10,036                $17,405
3/31/04              $25,195                  $9,884                $18,880
4/30/04              $20,061                  $9,729                $14,765
5/31/04              $21,835                  $9,863                $16,271
6/30/04              $21,294                 $10,054                $15,612
7/31/04              $20,950                  $9,722                $15,659

10 |  Annual Report

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
  CLASS C                     7/31/04
--------------------------------------------
  1-Year                      +14.77%
--------------------------------------------
  5-Year                      +14.53%
--------------------------------------------
  Since Inception (5/1/95)     +2.13%


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                      Franklin
                    Gold & Precious
                     Metals Fund -                                FTSE Gold
Date                   Class C              S&P 500 6            Mines Index 6
5/1/95                $10,000                $10,000                $10,000
5/31/95                $9,814                $10,399                 $9,853
6/30/95                $9,875                $10,640                 $9,990
7/31/95               $10,145                $10,993                $10,107
8/31/95               $10,151                $11,020                $10,224
9/30/95               $10,192                $11,485                $10,292
10/31/95               $9,053                $11,444                 $8,930
11/30/95               $9,713                $11,946                 $9,782
12/31/95               $9,812                $12,176                 $9,917
1/31/96               $11,365                $12,590                $11,951
2/29/96               $11,393                $12,707                $12,129
3/31/96               $11,414                $12,829                $12,097
4/30/96               $11,547                $13,018                $12,059
5/31/96               $11,973                $13,354                $12,320
6/30/96               $10,465                $13,404                $10,453
7/31/96               $10,227                $12,813                $10,344
8/31/96               $10,626                $13,083                $10,529
9/30/96                $9,989                $13,819                 $9,598
10/31/96              $10,010                $14,200                 $9,732
11/30/96               $9,926                $15,272                 $9,719
12/31/96               $9,840                $14,970                 $9,451
1/31/97                $9,400                $15,905                 $8,802
2/28/97               $10,519                $16,029                 $9,887
3/31/97                $9,356                $15,372                 $8,484
4/30/97                $8,759                $16,289                 $7,612
5/31/97                $9,207                $17,280                 $8,137
6/30/97                $8,625                $18,054                 $7,219
7/31/97                $8,476                $19,489                 $7,330
8/31/97                $8,349                $18,398                 $7,318
9/30/97                $8,729                $19,405                 $7,904
10/31/97               $7,328                $18,758                 $6,435
11/30/97               $6,128                $19,626                 $5,067
12/31/97               $6,269                $19,962                 $5,485
1/31/98                $6,620                $20,183                 $5,794
2/28/98                $6,590                $21,638                 $5,583
3/31/98                $6,985                $22,745                 $5,935
4/30/98                $7,470                $22,974                 $6,730
5/31/98                $6,441                $22,579                 $5,635
6/30/98                $5,947                $23,496                 $5,151
7/31/98                $5,565                $23,246                 $4,668
8/31/98                $4,449                $19,889                 $3,636
9/30/98                $6,216                $21,163                 $5,706
10/31/98               $6,231                $22,883                 $5,769
11/30/98               $6,104                $24,269                 $5,469
12/31/98               $5,764                $25,667                 $4,843
1/31/99                $5,742                $26,740                 $4,831
2/28/99                $5,622                $25,909                 $4,517
3/31/99                $5,727                $26,945                 $4,504
4/30/99                $6,783                $27,988                 $5,276
5/31/99                $5,914                $27,329                 $4,293
6/30/99                $6,371                $28,844                 $4,587
7/31/99                $6,169                $27,945                 $4,378
8/31/99                $6,424                $27,806                 $4,654
9/30/99                $7,578                $27,045                 $5,853
10/31/99               $6,843                $28,756                 $5,078
11/30/99               $6,956                $29,340                 $4,852
12/31/99               $7,174                $31,067                 $4,811
1/31/00                $6,687                $29,506                 $4,246
2/29/00                $6,394                $28,949                 $4,380
3/31/00                $6,199                $31,779                 $4,052
4/30/00                $5,765                $30,823                 $3,920
5/31/00                $5,967                $30,192                 $4,038
6/30/00                $6,237                $30,937                 $4,185
7/31/00                $5,870                $30,453                 $3,777
8/31/00                $6,447                $32,344                 $3,824
9/30/00                $5,990                $30,637                 $3,621
10/31/00               $5,660                $30,507                 $3,070
11/30/00               $6,027                $28,103                 $3,238
12/31/00               $6,603                $28,241                 $3,543
1/31/01                $6,731                $29,243                 $3,459
2/28/01                $7,025                $26,578                 $3,705
3/31/01                $6,167                $24,895                 $3,340
4/30/01                $7,055                $26,828                 $3,894
5/31/01                $7,597                $27,008                 $4,028
6/30/01                $7,213                $26,351                 $4,024
7/31/01                $6,626                $26,092                 $3,928
8/31/01                $7,055                $24,460                 $4,179
9/30/01                $6,912                $22,485                 $4,559
10/31/01               $6,701                $22,914                 $4,360
11/30/01               $6,777                $24,671                 $4,185
12/31/01               $7,210                $24,887                 $4,347
1/31/02                $7,763                $24,524                 $4,968
2/28/02                $8,471                $24,051                 $5,460
3/31/02                $9,147                $24,956                 $6,021
4/30/02                $9,639                $23,444                 $6,421
5/31/02               $10,746                $23,271                 $7,358
6/30/02                $9,408                $21,614                 $6,302
7/31/02                $7,825                $19,930                 $5,332
8/31/02                $8,832                $20,060                 $6,071
9/30/02                $8,840                $17,882                 $6,103
10/31/02               $8,363                $19,455                 $5,551
11/30/02               $8,394                $20,599                 $5,409
12/31/02               $9,841                $19,389                 $6,623
1/31/03                $9,949                $18,882                 $6,593
2/28/03                $9,238                $18,598                 $6,172
3/31/03                $8,681                $18,777                 $5,790
4/30/03                $8,535                $20,325                 $5,729
5/31/03                $9,795                $21,394                 $6,385
6/30/03               $10,096                $21,668                 $6,716
7/31/03               $10,498                $22,050                 $6,959
8/31/03               $12,037                $22,479                 $7,852
9/30/03               $12,299                $22,241                 $7,910
10/31/03              $13,405                $23,499                 $8,551
11/30/03              $14,936                $23,705                 $9,463
12/31/03              $14,873                $24,947                 $9,457
1/31/04               $13,417                $25,405                 $8,273
2/29/04               $13,742                $25,758                 $8,430
3/31/04               $14,540                $25,370                 $9,145
4/30/04               $11,581                $24,972                 $7,152
5/31/04               $12,611                $25,314                 $7,881
6/30/04               $12,294                $25,806                 $7,562
7/31/04               $12,154                $24,952                 $7,585


AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------
  ADVISOR CLASS5              7/31/04
----------------------------------------------
  1-Year                      +16.91%
----------------------------------------------
  5-Year                      +15.60%
----------------------------------------------
  10-Year                      +3.35%


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:


                      Franklin
                  Gold & Precious
                    Metals Fund -                                FTSE Gold
Date               Advisor Class            S&P 500 6            Mines Index 6
8/1/94               $10,000                 $10,000                $10,000
8/31/94              $10,511                 $10,409                $10,616
9/30/94              $11,364                 $10,155                $11,850
10/31/94             $10,820                 $10,383                $10,991
11/30/94              $9,724                 $10,005                 $9,632
12/31/94             $10,140                 $10,153                $10,073
1/31/95               $8,627                 $10,416                 $8,350
2/28/95               $9,113                 $10,822                 $8,823
3/31/95              $10,012                 $11,141                 $9,839
4/30/95              $10,093                 $11,468                 $9,836
5/31/95               $9,964                 $11,926                 $9,692
6/30/95              $10,033                 $12,203                 $9,827
7/31/95              $10,314                 $12,607                 $9,942
8/31/95              $10,327                 $12,639                $10,057
9/30/95              $10,375                 $13,172                $10,124
10/31/95              $9,219                 $13,125                 $8,784
11/30/95              $9,896                 $13,700                 $9,622
12/31/95             $10,010                 $13,964                 $9,755
1/31/96              $11,606                 $14,439                $11,755
2/29/96              $11,634                 $14,573                $11,931
3/31/96              $11,670                 $14,713                $11,899
4/30/96              $11,813                 $14,930                $11,862
5/31/96              $12,261                 $15,314                $12,118
6/30/96              $10,720                 $15,373                $10,282
7/31/96              $10,483                 $14,694                $10,175
8/31/96              $10,898                 $15,004                $10,357
9/30/96              $10,247                 $15,848                 $9,441
10/31/96             $10,276                 $16,285                 $9,573
11/30/96             $10,197                 $17,515                 $9,560
12/31/96             $10,114                 $17,168                 $9,297
1/31/97               $9,790                 $18,240                 $8,658
2/28/97              $10,969                 $18,383                 $9,725
3/31/97               $9,767                 $17,629                 $8,345
4/30/97               $9,151                 $18,681                 $7,487
5/31/97               $9,628                 $19,817                 $8,004
6/30/97               $9,024                 $20,705                 $7,101
7/31/97               $8,876                 $22,351                 $7,210
8/31/97               $8,752                 $21,100                 $7,198
9/30/97               $9,156                 $22,255                 $7,775
10/31/97              $7,696                 $21,512                 $6,330
11/30/97              $6,445                 $22,507                 $4,984
12/31/97              $6,599                 $22,894                 $5,395
1/31/98               $6,975                 $23,147                 $5,699
2/28/98               $6,950                 $24,815                 $5,491
3/31/98               $7,365                 $26,085                 $5,838
4/30/98               $7,881                 $26,347                 $6,620
5/31/98               $6,803                 $25,895                 $5,542
6/30/98               $6,286                 $26,946                 $5,067
7/31/98               $5,995                 $26,660                 $4,592
8/31/98               $4,798                 $22,809                 $3,577
9/30/98               $6,712                 $24,270                 $5,613
10/31/98              $6,736                 $26,243                 $5,675
11/30/98              $6,602                 $27,833                 $5,379
12/31/98              $6,241                 $29,436                 $4,764
1/31/99               $6,225                 $30,666                 $4,752
2/28/99               $6,098                 $29,713                 $4,443
3/31/99               $6,217                 $30,902                 $4,430
4/30/99               $7,367                 $32,098                 $5,190
5/31/99               $6,431                 $31,341                 $4,223
6/30/99               $6,938                 $33,079                 $4,512
7/31/99               $6,733                 $32,048                 $4,306
8/31/99               $7,018                 $31,889                 $4,578
9/30/99               $8,286                 $31,016                 $5,757
10/31/99              $7,486                 $32,978                 $4,995
11/30/99              $7,620                 $33,648                 $4,772
12/31/99              $7,860                 $35,629                 $4,733
1/31/00               $7,326                 $33,839                 $4,176
2/29/00               $7,007                 $33,199                 $4,308
3/31/00               $6,800                 $36,445                 $3,985
4/30/00               $6,330                 $35,349                 $3,856
5/31/00               $6,553                 $34,625                 $3,972
6/30/00               $6,856                 $35,479                 $4,117
7/31/00               $6,449                 $34,925                 $3,715
8/31/00               $7,095                 $37,093                 $3,761
9/30/00               $6,593                 $35,135                 $3,562
10/31/00              $6,242                 $34,986                 $3,020
11/30/00              $6,649                 $32,230                 $3,185
12/31/00              $7,289                 $32,388                 $3,485
1/31/01               $7,435                 $33,537                 $3,403
2/28/01               $7,768                 $30,481                 $3,644
3/31/01               $6,820                 $28,551                 $3,285
4/30/01               $7,809                 $30,768                 $3,831
5/31/01               $8,424                 $30,974                 $3,962
6/30/01               $8,003                 $30,220                 $3,958
7/31/01               $7,354                 $29,923                 $3,864
8/31/01               $7,833                 $28,052                 $4,111
9/30/01               $7,687                 $25,786                 $4,484
10/31/01              $7,459                 $26,278                 $4,289
11/30/01              $7,548                 $28,294                 $4,117
12/31/01              $8,037                 $28,542                 $4,276
1/31/02               $8,663                 $28,125                 $4,886
2/28/02               $9,455                 $27,583                 $5,371
3/31/02              $10,223                 $28,620                 $5,922
4/30/02              $10,781                 $26,886                 $6,316
5/31/02              $12,023                 $26,689                 $7,238
6/30/02              $10,547                 $24,788                 $6,199
7/31/02               $8,780                 $22,856                 $5,245
8/31/02               $9,906                 $23,006                 $5,972
9/30/02               $9,931                 $20,508                 $6,003
10/31/02              $9,397                 $22,311                 $5,460
11/30/02              $9,438                 $23,623                 $5,320
12/31/02             $11,076                 $22,236                 $6,514
1/31/03              $11,210                 $21,655                 $6,485
2/28/03              $10,409                 $21,329                 $6,071
3/31/03               $9,792                 $21,534                 $5,695
4/30/03               $9,632                 $23,309                 $5,635
5/31/03              $11,067                 $24,536                 $6,280
6/30/03              $11,413                 $24,849                 $6,606
7/31/03              $11,885                 $25,288                 $6,846
8/31/03              $13,633                 $25,780                 $7,724
9/30/03              $13,946                 $25,507                 $7,780
10/31/03             $15,220                 $26,949                 $8,411
11/30/03             $16,967                 $27,186                 $9,309
12/31/03             $16,912                 $28,611                 $9,303
1/31/04              $15,272                 $29,136                 $8,138
2/29/04              $15,647                 $29,541                 $8,292
3/31/04              $16,581                 $29,095                 $8,995
4/30/04              $13,208                 $28,639                 $7,035
5/31/04              $14,398                 $29,031                 $7,752
6/30/04              $14,049                 $29,595                 $7,438
7/31/04              $13,897                 $28,616                 $7,460

                                                              Annual Report | 11

ENDNOTES


INVESTING IN A NON-DIVERSIFIED FUND CONCENTRATING IN THE PRECIOUS METALS SECTOR INVOLVES SPECIAL RISKS, INCLUDING THOSE RELATED TO FLUCTUATIONS IN THE PRICE OF GOLD AND OTHER PRECIOUS METALS AND INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC AND REGULATORY DEVELOPMENTS AFFECTING THE SECTOR. THE FUND MAY ALSO INVEST IN FOREIGN COMPANIES, INCLUDING IN DEVELOPING MARKETS, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +37.40% and +4.28%.

6. Sources: Standard & Poor's Micropal; Financial Times. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The FTSE Gold Mines Index is an unweighted index that tracks the daily performance of gold mining companies in South Africa, Australia and North America. This is a price-only index and does not include dividends.


12 |  Annual Report

Your Fund's Expenses


As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period." IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.


HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS
Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different



                                                              Annual Report | 13
funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.


----------------------------------------------------------------------------------------------------------------------------
                                                        BEGINNING ACCOUNT       ENDING ACCOUNT       EXPENSES PAID DURING
----------------------------------------------------------------------------------------------------------------------------
  CLASS A                                                VALUE 1/31/04          VALUE 7/31/04        PERIOD* 1/31/04-7/31/04
----------------------------------------------------------------------------------------------------------------------------
  Actual                                                    $1,000               $   908.80                 $4.37
  Hypothetical (5% return before expenses)                  $1,000                $1,020.29                 $4.62
----------------------------------------------------------------------------------------------------------------------------
  CLASS B
----------------------------------------------------------------------------------------------------------------------------
  Actual                                                    $1,000               $   905.60                 $7.91
  Hypothetical (5% return before expenses)                  $1,000                $1,016.56                 $8.37
----------------------------------------------------------------------------------------------------------------------------
  CLASS C
----------------------------------------------------------------------------------------------------------------------------
  Actual                                                    $1,000               $   905.90                 $7.91
  Hypothetical (5% return before expenses)                  $1,000                $1,016.56                 $8.37
----------------------------------------------------------------------------------------------------------------------------
  ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------------------
  Actual                                                    $1,000               $   909.90                 $3.18
  Hypothetical (5% return before expenses)                  $1,000                $1,021.53                 $3.37
----------------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the annualized expense ratio for each class (A: 0.92%; B: 1.67%; C: 1.67%; and Advisor:
0.67%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

14 |  Annual Report

Franklin Gold and Precious Metals Fund

FINANCIAL HIGHLIGHTS

                                                                 --------------------------------------------------------------
                                                                                       YEAR ENDED JULY 31,
                                                                 --------------------------------------------------------------
CLASS A                                                              2004        2003          2002          2001        2000

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...........................     $13.74      $10.28        $ 8.88         $7.90       $8.30
                                                                 --------------------------------------------------------------

Income from investment operations:

 Net investment income a .....................................        .05         .13           .13           .25         .10

 Net realized and unrealized gains (losses) ..................       2.25        3.44          1.52           .84        (.46)
                                                                 --------------------------------------------------------------

Total from investment operations .............................       2.30        3.57          1.65          1.09        (.36)
                                                                 --------------------------------------------------------------
Less distributions from net investment income ................       (.10)       (.11)         (.25)         (.11)       (.04)
                                                                 --------------------------------------------------------------
Redemption fees ..............................................         -- c        --            --            --          --
                                                                 --------------------------------------------------------------
Net asset value, end of year .................................     $15.94      $13.74        $10.28         $8.88       $7.90
                                                                 --------------------------------------------------------------


Total return b ...............................................     16.68%      34.97%        18.97%        13.91%     (4.42)%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..............................   $394,292    $306,283      $200,627      $164,004    $156,236

Ratios to average net assets:

 Expenses ....................................................       .96%       1.09%         1.13%         1.32%       1.34%

 Net investment income .......................................       .26%       1.05%         1.18%         2.86%       1.17%

Portfolio turnover rate ......................................      8.11%       6.59%        12.77%        71.31%       3.53%




aBased on average daily shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $.001 per share.





                                                              Annual Report | 15

Franklin Gold and Precious Metals Fund



                                                                 ---------------------------------------------------------------
                                                                                        YEAR ENDED JULY 31,
                                                                 ---------------------------------------------------------------
CLASS B                                                              2004        2003          2002          2001        2000

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............................    $13.46      $10.11        $ 8.76         $7.82       $8.26
                                                                 ---------------------------------------------------------------

Income from investment operations:

 Net investment income (loss) a ...............................      (.08)        .02           .01           .17         .01

 Net realized and unrealized gains (losses) ...................      2.21        3.41          1.55           .83        (.41)
                                                                 ---------------------------------------------------------------

Total from investment operations ..............................      2.13        3.43          1.56          1.00        (.40)
                                                                 ---------------------------------------------------------------
Less distributions from net investment income .................      (.05)       (.08)         (.21)         (.06)       (.04)
                                                                 ---------------------------------------------------------------
Redemption fees ...............................................        -- c        --            --            --          --
                                                                 ---------------------------------------------------------------
Net asset value, end of year ..................................    $15.54      $13.46        $10.11         $8.76       $7.82
                                                                 ---------------------------------------------------------------


Total return b ................................................    15.81%      34.08%        18.14%        12.78%     (4.90)%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............................   $37,738     $26,278       $10,964        $4,037      $2,779

Ratios to average net assets:

 Expenses .....................................................     1.71%       1.85%         1.89%         2.08%       2.10%

 Net investment income (loss) .................................    (.49)%        .29%          .12%         1.88%        .17%

Portfolio turnover rate .......................................     8.11%       6.59%        12.77%         7.31%       3.53%




aBased on average daily shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $.001 per share.





16 |  Annual Report

Franklin Gold and Precious Metals Fund



                                                                  -------------------------------------------------------------
                                                                                        YEAR ENDED JULY 31,
CLASS C                                                              2004        2003          2002          2001        2000
                                                                  -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .............................   $13.59      $10.18        $ 8.80         $7.83       $8.23
                                                                  -------------------------------------------------------------

Income from investment operations:

 Net investment income (loss) a ................................     (.09)        .04           .04           .18         .03

 Net realized and unrealized gains (losses) ....................     2.23        3.43          1.53           .83        (.43)
                                                                  -------------------------------------------------------------

Total from investment operations ...............................     2.14        3.47          1.57          1.01        (.40)
                                                                  -------------------------------------------------------------
Less distributions from net investment income ..................     (.04)       (.06)         (.19)         (.04)         -- d
                                                                  -------------------------------------------------------------
Redemption fees ................................................       -- c        --            --            --          --
                                                                  -------------------------------------------------------------
Net asset value, end of year ...................................   $15.69      $13.59        $10.18         $8.80       $7.83
                                                                  -------------------------------------------------------------


Total return b .................................................   15.77%      34.16%        18.09%        12.89%     (4.85)%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ................................ $101,962     $65,729       $38,219       $22,220     $20,721

Ratios to average net assets:

 Expenses ......................................................    1.71%       1.82%         1.88%         2.07%       2.10%

 Net investment income (loss) ..................................   (.49)%        .32%          .35%         2.11%        .36%

Portfolio turnover rate ........................................    8.11%       6.59%        12.77%         7.31%       3.53%



aBased on average daily shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $.001 per share.
dIncludes distributions from net investment income in the amount of $.001.




                                                              Annual Report | 17

Franklin Gold and Precious Metals Fund


                                                             -----------------------------------------------------------------
                                                                                   YEAR ENDED JULY 31,
ADVISOR CLASS                                                     2004        2003          2002          2001        2000
                                                             -----------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ........................        $14.08      $10.53        $ 9.09         $8.09       $8.49
                                                             -----------------------------------------------------------------

Income from investment operations:

 Net investment income a ..................................           .08         .09           .15           .28         .11

 Net realized and unrealized gains (losses) ...............          2.33        3.60          1.56           .85        (.46)
                                                             -----------------------------------------------------------------

Total from investment operations ..........................          2.41        3.69          1.71          1.13        (.35)
                                                             -----------------------------------------------------------------
Less distributions from net investment income .............          (.13)       (.14)         (.27)         (.13)       (.05)
                                                             -----------------------------------------------------------------
Redemption fees ...........................................            -- c        --            --            --          --
                                                             -----------------------------------------------------------------
Net asset value, end of year ..............................        $16.36      $14.08        $10.53         $9.09       $8.09
                                                             -----------------------------------------------------------------


Total return b ............................................        16.91%      35.38%        19.38%        14.04%     (4.21)%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...........................       $35,351     $21,223        $5,573        $3,574      $3,715

Ratios to average net assets:

 Expenses .................................................          .71%        .85%          .90%         1.08%       1.10%

 Net investment income ....................................          .51%       1.29%         1.29%         3.15%       1.24%

Portfolio turnover rate ...................................         8.11%       6.59%        12.77%         7.31%       3.53%




aBased on average daily shares outstanding.
bTotal return is not annualized for periods less than one year.
cAmount is less than $.001 per share.





18 |  See notes to financial statements.  |  Annual Report

Franklin Gold and Precious Metals Fund

                    STATEMENT OF INVESTMENTS, JULY 31, 2004


----------------------------------------------------------------------------------------------------------------------------
                                                                              COUNTRY      SHARES/WARRANTS       VALUE

  COMMON STOCKS, WARRANTS AND MUTUAL FUNDS 96.8%
  GOLD AND DIVERSIFIED RESOURCES 9.6%
  Anglo American PLC ..................................................   United Kingdom        256,100    $     5,439,424
  Anglo American PLC, ADR .............................................   United Kingdom        420,479          8,947,793
  Freeport-McMoRan Copper & Gold Inc., B ..............................    United States        859,011         29,936,533
a Mvelaphanda Resources Ltd. ..........................................    South Africa       2,250,000          5,743,917
  Rio Tinto PLC .......................................................   United Kingdom        170,401          4,440,367
a Sociedad Minera El Brocal SA ........................................        Peru               1,006              2,001
                                                                                                           ----------------

                                                                                                                54,510,035
                                                                                                           ----------------

  GOLD EXPLORATION 2.8%
a Bendigo Mining NL ...................................................      Australia        4,000,000          2,044,875
a Ivanhoe Mines Ltd. ..................................................       Canada          1,628,600          7,144,272
a Ivanhoe Mines Ltd., wts., 12/19/05 ..................................       Canada            159,300             86,302
a Metallica Resources Inc. ............................................       Canada            988,998            922,767
a Metallica Resources Inc., wts., 12/11/08 ............................       Canada            494,499             96,742
a,c Miramar Mining Corp. ..............................................       Canada          1,330,000          1,551,166
a,c Miramar Mining Corp., wts., 6/09/05 ...............................       Canada            165,000                 --
a Nevsun Resources Ltd. ...............................................       Canada            877,000          2,309,631
a,c Semafo Inc. .......................................................       Canada          3,000,000          1,783,296
a,c Semafo Inc., 144A, wts., 12/18/06 .................................       Canada          1,225,000             48,853
                                                                                                           ----------------

                                                                                                                15,987,904
                                                                                                           ----------------

  LONG LIFE GOLD MINES 59.3%
  Agnico-Eagle Mines Ltd. .............................................       Canada            425,000          5,622,750
  AngloGold Ashanti Ltd. ..............................................    South Africa         182,530          6,016,864
  AngloGold Ashanti Ltd., ADR .........................................    South Africa       1,206,327         39,555,462
  Barrick Gold Corp. ..................................................       Canada          2,405,371         45,990,694
a Centerra Gold Inc., 144A ............................................       Canada            611,600          6,994,974
  Compania de Minas Buenaventura SA ...................................        Peru             100,593          2,188,659
  Compania de Minas Buenaventura SA, ADR ..............................        Peru             988,986         21,292,869
  Gold Fields Ltd. ....................................................    South Africa         704,999          7,267,648
  Gold Fields Ltd., ADR ...............................................    South Africa         854,528          8,767,457
  Harmony Gold Mining Co. Ltd. ........................................    South Africa       1,793,000         19,739,450
  Harmony Gold Mining Co. Ltd., ADR ...................................    South Africa         200,000          2,192,000
  Highland Gold Mining Ltd. ...........................................   United Kingdom        250,000          1,091,068
a Lihir Gold Ltd. .....................................................  Papua New Guinea     8,566,841          6,539,298
a Lihir Gold Ltd., ADR, 144A ..........................................  Papua New Guinea        50,000            770,000
a Meridian Gold Inc. ..................................................       Canada          2,085,260         27,679,925
  Newcrest Mining Ltd. ................................................      Australia        3,930,828         39,144,216
  Newmont Mining Corp. ................................................    United States        915,114         37,034,664
a Oxiana Ltd. .........................................................      Australia        9,882,655          5,675,073
  Placer Dome Inc. ....................................................       Canada          2,766,655         44,321,813
a Randgold Resources Ltd., ADR ........................................   Jersey Islands        997,600          8,190,296
a Western Areas Ltd. ..................................................    South Africa         402,225          1,668,584
a Western Areas Ltd., ADR .............................................    South Africa          26,430            109,642
                                                                                                           ----------------
                                                                                                               337,853,406
                                                                                                           ----------------




                                                              Annual Report | 19

Franklin Gold and Precious Metals Fund


---------------------------------------------------------------------------------------------------------------------------
                                                                              COUNTRY      SHARES/WARRANTS       VALUE
  COMMON STOCKS, WARRANTS AND MUTUAL FUNDS (CONT.)

  MEDIUM LIFE GOLD MINES 12.6%
a Apollo Gold Corp. ......................................................    Canada          1,150,000    $     1,133,559
a Cambior Inc. ...........................................................    Canada          2,130,000          5,978,104
a Eldorado Gold Corp. ....................................................    Canada          1,020,000          2,532,731
a Glamis Gold Ltd. .......................................................    Canada          1,041,000         16,343,700
  Kingsgate Consolidated Ltd. ............................................   Australia        1,855,148          4,352,185
a Kinross Gold Corp. .....................................................    Canada          2,178,012         11,570,176
a Northgate Minerals Corp. ...............................................    Canada          1,300,000          2,063,958
a Queenstake Resources Ltd. ..............................................    Canada          6,000,000          1,986,456
a Rio Narcea Gold Mines Ltd. .............................................    Canada          1,100,000          1,953,348
a Sons of Gwalia Ltd. ....................................................   Australia        2,980,500          3,590,058
a Wheaton River Minerals Ltd. ............................................    Canada          4,750,000         11,973,288
a Wheaton River Minerals Ltd., wts., 5/30/07 .............................    Canada            912,500          1,242,758
a Yamana Gold Inc. .......................................................    Canada          2,640,000          5,522,348
a Yamana Gold Inc., wts., 7/31/08 ........................................    Canada          1,150,000          1,492,664
                                                                                                           ----------------
                                                                                                                71,735,333
                                                                                                           ----------------

  PLATINUM & PALLADIUM 11.2%
  Anglo American Platinum Corp. Ltd. ..................................... South Africa          40,000          1,531,711
  Anglo American Platinum Corp. Ltd., ADR ................................ South Africa         571,138         21,870,462
  Impala Platinum Holdings Ltd. .......................................... South Africa         216,000         17,090,451
  Impala Platinum Holdings Ltd., ADR ..................................... South Africa         771,200         15,254,810
a North American Palladium Ltd. ..........................................    Canada            501,500          4,075,395
a Stillwater Mining Co. .................................................. United States        253,246          3,684,729
                                                                                                           ----------------
                                                                                                                63,507,558
                                                                                                           ----------------

  MUTUAL FUNDS 1.3%
  Central Fund Canada -- Class A .........................................    Canada          1,405,000          7,699,400
                                                                                                           ----------------

  TOTAL COMMON STOCKS, WARRANTS AND MUTUAL FUNDS (COST $423,742,245) .....                                     551,293,636
                                                                                                           ----------------


                                                                                               SHARES

  SHORT TERM INVESTMENTS (COST $18,184,550) 3.2%
  MONEY FUND
b Franklin Institutional Fiduciary Trust Money Market Porfolio ........... United States     18,184,550         18,184,550
                                                                                                           ----------------

  TOTAL INVESTMENTS (COST $441,926,795) 100.0% ...........................                                     569,478,186
  OTHER ASSETS, LESS LIABILITIES .........................................                                        (135,922)
                                                                                                           ----------------
  NET ASSETS 100.0% ......................................................                                  $  569,342,264
                                                                                                           ----------------





aNon-income producing.
bSee Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.
cSee Note 8 regarding restricted securities.


20 |  See notes to financial statements.  |  Annual Report

Franklin Gold and Precious Metals Fund

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
July 31, 2004


Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ................................. $423,742,245
  Cost - Sweep money fund (Note 7) ............................   18,184,550
                                                                -------------
  Value - Unaffiliated issuers ................................  551,293,636
  Value - Sweep money fund (Note 7) ...........................   18,184,550
 Receivables:
  Capital shares sold .........................................    1,039,633
  Dividends ...................................................      170,857
                                                                -------------
  Total assets ................................................  570,688,676
                                                                -------------
Liabilities:
 Payables:
  Capital shares redeemed .....................................      713,323
  Affiliates ..................................................      581,239
 Other liabilities ............................................       51,850
                                                                -------------
  Total liabilities ...........................................    1,346,412
                                                                -------------
      Net assets, at value .................................... $569,342,264
                                                                -------------
Net assets consist of:
 Undistributed net investment income .......................... $    310,439
 Net unrealized appreciation (depreciation) ...................  127,551,391
 Accumulated net realized gain (loss) .........................  (31,835,743)
 Capital shares ...............................................  473,316,177
                                                                -------------
      Net assets, at value .................................... $569,342,264
                                                                -------------




                                                              Annual Report | 21

Franklin Gold and Precious Metals Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
July 31, 2004

                                    CLASS A:
 Net assets, at value .............................................................. $394,292,064
                                                                                     -------------
 Shares outstanding ................................................................   24,732,492
                                                                                     -------------
 Net asset value per share a .......................................................       $15.94
                                                                                     -------------
 Maximum offering price per share (net asset value per share / 94.25%) .............       $16.91
                                                                                     -------------
CLASS B:
 Net assets, at value .............................................................. $ 37,737,757
                                                                                     -------------
 Shares outstanding ................................................................    2,428,997
                                                                                     -------------
 Net asset value and maximum offering price per share a ............................       $15.54
                                                                                     -------------
CLASS C:
 Net assets, at value .............................................................. $101,961,659
                                                                                     -------------
 Shares outstanding ................................................................    6,499,837
                                                                                     -------------
 Net asset value and maximum offering price per share a ............................       $15.69
                                                                                     -------------
ADVISOR CLASS:
 Net assets, at value .............................................................. $ 35,350,784
                                                                                     -------------
 Shares outstanding ................................................................    2,160,975
                                                                                     -------------
 Net asset value and maximum offering price per share b ............................       $16.36
                                                                                     -------------




aRedemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.
bRedemption price is equal to net asset value less any applicable redemption fees retained by the Fund.




22 |  See notes to financial statements.  |  Annual Report

Franklin Gold and Precious Metals Fund

STATEMENT OF OPERATIONS
for the year ended July 31, 2004


Investment income:
 (net of foreign taxes of $195,668)
 Dividends
  Unaffiliated issuers ......................................................... $ 6,788,297
  Sweep money fund (Note 7) ....................................................     216,057
 Interest ......................................................................       1,535
                                                                                 ------------
      Total investment income ..................................................   7,005,889
                                                                                 ------------
Expenses:
 Management fees (Note 3) ......................................................   2,776,017
 Distribution fees (Note 3)
  Class A ......................................................................     987,901
  Class B ......................................................................     386,340
  Class C ......................................................................   1,012,699
 Transfer agent fees (Note 3) ..................................................   1,015,296
 Custodian fees (Note 4) .......................................................      76,559
 Reports to shareholders .......................................................      55,102
 Registration and filing fees ..................................................      89,332
 Professional fees .............................................................      40,621
 Trustees' fees and expenses ...................................................      16,981
 Other .........................................................................      16,959
                                                                                 ------------
      Total expenses ...........................................................   6,473,807
      Expense reductions (Note 4) ..............................................         (60)
                                                                                 ------------
      Net expenses .............................................................   6,473,747
                                                                                 ------------
        Net investment income ..................................................     532,142
                                                                                 ------------
Realized and unrealized gains (losses): Net realized gain (loss) from:
  Investments ..................................................................  18,966,133
  Foreign currency transactions ................................................    (118,976)
                                                                                 ------------
      Net realized gain (loss) .................................................  18,847,157
                                                                                 ------------
 Net unrealized appreciation (depreciation) on:
  Investments ..................................................................  37,147,930
  Translation of assets and liabilities denominated in foreign currencies ......     (32,685)
                                                                                 ------------
      Net unrealized appreciation (depreciation) ...............................  37,115,245
                                                                                 ------------
Net realized and unrealized gain (loss) ........................................  55,962,402
                                                                                 ------------
Net increase (decrease) in net assets resulting from operations ................ $56,494,544
                                                                                 ------------




                         Annual Report | See notes to financial statements. | 23

Franklin Gold and Precious Metals Fund

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended July 31, 2004 and 2003

                                                                                         -----------------------------------
                                                                                             2004                2003
                                                                                         -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ......................................................... $    532,142          $ 3,055,697
  Net realized gain (loss) from investments and foreign currency transactions ..........   18,847,157           (4,829,414)
  Net unrealized appreciation (depreciation) on investments and translation of
   assets and liabilities denominated in foreign currencies ............................   37,115,245           98,025,903
                                                                                         -----------------------------------
      Net increase (decrease) in net assets resulting from operations ..................   56,494,544           96,252,186
 Distributions to shareholders from:
  Net investment income:
   Class A .............................................................................   (2,303,565)          (2,293,660)
   Class B .............................................................................     (108,625)            (118,232)
   Class C .............................................................................     (236,649)            (251,973)
   Advisor Class .......................................................................     (253,015)             (72,571)
                                                                                         -----------------------------------
 Total distributions to shareholders ...................................................   (2,901,854)          (2,736,436)
 Capital share transactions: (Note 2)
   Class A .............................................................................   46,820,124           35,230,740
   Class B .............................................................................    7,857,969           10,718,114
   Class C .............................................................................   28,515,228           13,422,528
   Advisor Class .......................................................................   13,041,561           11,243,440
                                                                                         -----------------------------------
 Total capital share transactions ......................................................   96,234,882           70,614,822
 Redemption fees (Note 1f) .............................................................          751                   --
      Net increase (decrease) in net assets ............................................  149,828,323          164,130,572
Net assets:
 Beginning of year .....................................................................  419,513,941          255,383,369
                                                                                         -----------------------------------
 End of year ........................................................................... $569,342,264         $419,513,941
                                                                                         -----------------------------------
Undistributed net investment income included in net assets:
 End of year ........................................................................... $    310,439         $  2,900,602
                                                                                         -----------------------------------




24 |  See notes to financial statements.  |  Annual Report

Franklin Gold and Precious Metals Fund

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Gold and Precious Metals Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The Fund seeks capital appreciation, with current income as a secondary goal, by investing at least 80% of total net assets in securities of companies that mine, process or deal in gold or other precious metals.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange are valued at the last reported sales price. Securities listed or traded on NASDAQ are valued at their official closing price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices by independent pricing services or recognized dealers in such securities. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities (including restricted securities) will be valued at fair value. Investments in open-end mutual funds are valued at the closing net asset value. All security valuation procedures are approved by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on a tax basis and may differ from net investment income and realized gains for financial reporting purposes.





                                                              Annual Report | 25

Franklin Gold and Precious Metals Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. REDEMPTION FEES

Effective June 1, 2004, redemptions and exchanges of Fund shares held five trading days or less may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital as noted in the Statement of Changes.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.







26 |  Annual Report

Franklin Gold and Precious Metals Fund

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

At July 31, 2004, there were an unlimited number of shares authorized ($.10 par value). Transactions in the Fund's shares were as follows:

                                     ------------------------------------------------------------------
                                              YEAR ENDED                          YEAR ENDED
                                             JULY 31, 2004                       JULY 31, 2003
                                        SHARES         AMOUNT               SHARES         AMOUNT
                                     ------------------------------------------------------------------

CLASS A SHARES:
 Shares sold                          15,570,606    $ 267,648,705         16,656,770    $ 203,119,760
 Shares issued in reinvestment of
  distributions                          100,150        1,994,995            184,327        2,003,492
 Shares redeemed                     (13,225,965)    (222,823,576)       (14,078,537)    (169,892,512)
                                     ------------------------------------------------------------------
 Net increase (decrease)               2,444,791    $  46,820,124          2,762,560    $  35,230,740
                                     ------------------------------------------------------------------
CLASS B SHARES:
 Shares sold                           1,565,131    $  26,340,327          1,491,869    $  17,975,850
 Shares issued in reinvestment of
  distributions                            5,064           98,800             10,078          107,837
 Shares redeemed                      (1,093,974)     (18,581,158)          (633,983)      (7,365,573)
                                     ------------------------------------------------------------------
 Net increase (decrease)                 476,221    $   7,857,969            867,964    $  10,718,114
                                     ------------------------------------------------------------------
CLASS C SHARES:
 Shares sold                           3,529,183    $  60,071,858          2,475,924    $  30,074,772
 Shares issued in reinvestment of
  distributions                            9,916          195,334             18,783          202,855
 Shares redeemed                      (1,877,614)     (31,751,964)        (1,410,209)     (16,855,099)
                                     ------------------------------------------------------------------
 Net increase (decrease)               1,661,485    $  28,515,228          1,084,498    $  13,422,528
                                     ------------------------------------------------------------------
ADVISOR CLASS SHARES:
 Shares sold                           1,648,203    $  29,129,104          1,354,547    $  16,005,126
 Shares issued in reinvestment of
  distributions                           11,945          243,798              6,238           69,364
 Shares redeemed                      (1,005,991)     (16,331,341)          (383,473)      (4,831,050)
                                     ------------------------------------------------------------------
 Net increase (decrease)                 654,157    $  13,041,561            977,312    $  11,243,440
                                     ------------------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities:

-------------------------------------------------------------------------------------------------------
  ENTITY                                                                    AFFILIATION
-------------------------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                                           Investment manager
Franklin Templeton Services LLC (FT Services)                               Administrative manager
Franklin Templeton Distributors Inc. (Distributors)                         Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)                Transfer agent






                                                              Annual Report | 27

Franklin Gold and Precious Metals Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE   AVERAGE MONTHLY NET ASSETS

         .625%          First $100 million
         .500%          Over $100 million, up to and including $250 million
         .450%          In excess of $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan. Under the distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Distributors has advised the Fund of the following commission transactions related to the sale of the Fund's shares for the period:

Commissions paid ...................................................  $1,265,719
Sales charges received from ........................................  $  325,797
Contingent deferred sales charges received .........................  $  150,990

The Fund paid transfer agent fees of $1,015,296, of which $701,612 was paid to Investor Services.


4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended July 31, 2004, the custodian fees were reduced as noted in the Statement of Operations.


5. INCOME TAXES

At July 31, 2004, the net unrealized appreciation (depreciation) and undistributed ordinary income based on the cost of investments for income tax purposes was as follows:

Cost of investments ............................................ $441,987,030
                                                                 -------------
Unrealized appreciation ........................................ $159,943,521
Unrealized depreciation ........................................  (32,452,365)
                                                                 -------------
Net unrealized appreciation (depreciation) ..................... $127,491,156
                                                                 -------------
Distributable earnings -- undistributed ordinary income ........ $    310,439
                                                                 -------------







28 |  Annual Report

Franklin Gold and Precious Metals Fund

5. INCOME TAXES (CONTINUED)

The tax character of distributions paid during the years ended July 31, 2003 and 2004, was as follows:
                                             ----------------------------
                                                 2004            2003
                                             ----------------------------

Distributions paid from:
 Ordinary income .........................    $2,901,854      $2,736,436
                                             ----------------------------

At July 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2007 .....................................................  $27,861,921
 2008 .....................................................    2,754,018
 2009 .....................................................    1,043,050
                                                             ------------
                                                             $31,658,989
                                                             ------------

At July 31, 2004, the Fund had deferred currency losses occurring subsequent to October 31, 2003 of $116,518. For tax purposes, such losses will be reflected in the year ending July 31, 2005.

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized losses differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and wash sales.


6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the year ended July 31, 2004 aggregated $145,794,047 and $43,877,297, respectively.


7. INVESTMENTS IN THE FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.









                                                              Annual Report | 29

Franklin Gold and Precious Metals Fund

8. RESTRICTED SECURITIES

At July 31, 2004, investments in securities included issues that are restricted or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At July 31, 2004, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Board of Trustees, as follows:

-------------------------------------------------------------------------------------------------------------------
     NUMBER                                                       ACQUISITION
 OF SHARES/WARRANTS     ISSUER                                        DATE               COST           VALUE
-------------------------------------------------------------------------------------------------------------------

   1,330,000        Miramar Mining Corp. .......................... 10/03/03          $2,548,786     $1,551,166
     165,000        Miramar Mining Corp., wts., 6/09/05 ........... 12/05/03              17,537             --
   3,000,000        Semafo Inc. ................................... 12/18/03           2,414,008      1,783,296
   1,225,000        Semafo Inc., 12/18/06 ......................... 12/18/03              21,630         48,853
                                                                                      -----------------------------
TOTAL RESTRICTED SECURITIES (.6% OF NET ASSETS) ...................                   $5,001,961     $3,383,315
                                                                                      -----------------------------

9. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING
On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company") claiming violations of the Massachusetts Uniform Securities Act ("Massachusetts Act") with respect to an alleged arrangement to permit market timing (the "Mass. Proceeding"). On February 17, 2004, the Company filed an answer denying all violations of the Massachusetts Act.

U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) SETTLEMENT
On August 2, 2004, the Company announced that an agreement had been reached by the Trust's investment manager with the SEC that resolved the issues resulting from the SEC's investigation of market timing activity. The SEC issued an "order instituting administrative and cease-and-desist proceedings pursuant to sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and sections 9(b) and 9(f) of the Investment Company Act of 1940, making findings and imposing remedial sanctions and a cease and desist order" (the "Order"). The SEC's Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Mass. Proceeding described above.









30 |  Annual Report

Franklin Gold and Precious Metals Fund

9. REGULATORY MATTERS (CONTINUED)

U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) SETTLEMENT (CONTINUED)
Under the terms of the SEC's Order, pursuant to which the Trust's investment manager neither admits nor denies any wrongdoing, the Trust's investment manager has agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to certain fund shareholders in accordance with a plan to be developed by an Independent Distribution Consultant. At this time, it is unclear whether shareholders of all funds will receive distributions or whether all shareholders of any particular fund will receive distributions. The SEC Order also requires the Trust's investment manager to, among other things, enhance and periodically review compliance policies and procedures.

OTHER GOVERNMENTAL INVESTIGATIONS
As part of ongoing investigations by the SEC, the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company has been providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has also informed the Company that it is considering recommending a civil action or proceeding against the Trust's investment manager and the Trust's principal underwriter concerning payments to securities dealers who sell fund shares (commonly referred to as "revenue sharing"). The staff of the California Attorney General's Office (CAGO) also has advised the Company that it is authorized to bring a civil action against Franklin Resources, Inc. and the Trust's principal underwriter arising from the same events. Even though the Company currently believes that the charges the SEC staff and CAGO staff are contemplating are unwarranted, it also believes that it is in the best interest of the Company and fund shareholders to resolve these issues voluntarily, to the extent the Company can reasonably do so.





                                                              Annual Report | 31

Franklin Gold and Precious Metals Fund

9. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS
The Trust, in addition to other entities within Franklin Templeton Investments, including the Company and certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Mass. Proceeding detailed above. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or the Company.

In addition, the Company and certain of its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive commissions and advisory fees. These lawsuits are styled as class actions and derivative actions.

The Company's management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing Mass. Proceeding, other governmental investigations or other legal proceedings. The impact, if any, of these matters on the Trust is uncertain at this time. If the Company determines that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.





32 |  Annual Report

Franklin Gold and Precious Metals Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



TO THE TRUSTEES AND SHAREHOLDERS OF FRANKLIN GOLD AND PRECIOUS METALS FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Gold and Precious Metals Fund (the "Fund") at July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 9, 2004



                                                              Annual Report | 33

Franklin Gold and Precious Metals Fund

TAX DESIGNATION (UNAUDITED)


Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund hereby designates up to a maximum of $6,984,736 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2004. In January 2005, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2004. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 854(b)(2) of the Code, the Fund hereby designates 26.59% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended July 31, 2004.

At July 31, 2004, more than 50% of the Franklin Gold and Precious Metals Fund total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. The Fund elects to treat foreign taxes paid under Section 853 of the Internal Revenue Code. This election will allow shareholders of record in December 2004, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The foreign tax information will be disclosed in the January 31, 2005 semi-annual report of the Fund. In addition, in January 2005, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2004.





34 |  Annual Report

Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.



INDEPENDENT BOARD MEMBERS







-------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------
 FRANK H. ABBOTT, III (83)     Trustee        Since 1968       111                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906

------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President and Director, Abbott Corporation (an investment company).
------------------------------------------------------------------------------------------------------------------

 HARRIS J. ASHTON (72)         Trustee        Since 1982       140                        Director, Bar-S Foods
 One Franklin Parkway                                                                     (meat packing company).
 San Mateo, CA 94403-1906

------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002);
 and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------

 S. JOSEPH FORTUNATO (72)      Trustee        Since 1989       141                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906

------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------

 EDITH E. HOLIDAY (52)         Trustee        Since 2003       96                         Director, Amerada Hess
 One Franklin Parkway                                                                     Corporation (exploration
 San Mateo, CA 94403-1906                                                                 and refining of oil and
                                                                                          gas); H.J. Heinz Company
                                                                                          (processed foods and
                                                                                          allied products); RTI
                                                                                          International Metals,
                                                                                          Inc. (manufacture and
                                                                                          distribution of
                                                                                          titanium); and Canadian
                                                                                          National Railway
                                                                                          (railroad).

 ------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United
 States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department
 (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United
 States Treasury Department (1988-1989).
 ------------------------------------------------------------------------------------------------------------------

 FRANK W.T. LAHAYE (75)        Trustee        Since 1968       113                        Director, The California
 One Franklin Parkway                                                                     Center for Land
 San Mateo, CA 94403-1906                                                                 Recycling
                                                                                          (redevelopment).

------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company
 (venture capital).
------------------------------------------------------------------------------------------------------------------

                                                              Annual Report | 35

-------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------
 GORDON S. MACKLIN (76)        Trustee        Since 1997       140                        Director, White
 One Franklin Parkway                                                                     Mountains Insurance
 San Mateo, CA 94403-1906                                                                 Group, Ltd. (holding
                                                                                          company); Martek
                                                                                          Biosciences Corporation;
                                                                                          MedImmune, Inc.
                                                                                          (biotechnology); and
                                                                                          Overstock.com (Internet
                                                                                          services); and FORMERLY,
                                                                                          Director, MCI
                                                                                          Communication
                                                                                          Corporation
                                                                                          (subsequently known as
                                                                                          MCI WorldCom, Inc. and
                                                                                          WorldCom, Inc.)
                                                                                          (communications
                                                                                          services) (1988-2002)
                                                                                          and Spacehab, Inc.
                                                                                          (aerospace services)
                                                                                          (1994-2003).

------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River
 Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and
 President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------



INTERESTED BOARD MEMBERS AND OFFICERS


-------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------
 **HARMON E. BURNS (59)        Trustee and    Trustee since    36                         None
 One Franklin Parkway          Vice President 1993 and
 San Mateo, CA 94403-1906                     Vice President
                                              since 1986

------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and
 Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director,
 Franklin Investment Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin
 Templeton Investments.
------------------------------------------------------------------------------------------------------------------

 **CHARLES B. JOHNSON (71)     Trustee and    Trustee since    140                        None
 One Franklin Parkway          Chairman of    1976 and
 San Mateo, CA 94403-1906      the Board      Chairman of
                                              the Board
                                              since 1993

------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President,
 Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------


36 |  Annual Report


-------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------
 **RUPERT H. JOHNSON, JR. (63) Trustee,       Trustee since    123                        None
 One Franklin Parkway          President      1982, President
 San Mateo, CA 94403-1906      and Chief      since 2001
                               Executive      and Chief
                               Officer -      Executive
                               Investment     Officer -
                               Management     Investment
                                              Management
                                              since 2002

------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and
 Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment
 Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------

 JAMES M. DAVIS (52)           Chief          Since July 2004  Not Applicable             None
 One Franklin Parkway          Compliance
 San Mateo, CA 94403-1906      Officer

------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Officer of 51 of the investment companies in Franklin Templeton Investments; Director, Global Compliance,
 Franklin Resources, Inc., and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------

 LAURA FERGERSON (42)          Treasurer      Since July 2004  Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Officer of 34 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of
 Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
 (1997-2003).
------------------------------------------------------------------------------------------------------------------

 MARTIN L. FLANAGAN (44)       Vice President Since 1995       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial
 Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton
 Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC;
 President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services,
 Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC;
 Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton
 Investments.
------------------------------------------------------------------------------------------------------------------

                                                              Annual Report | 37


-------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (56)         Senior Vice    Since 2002       Not Applicable             None
 500 East Broward Blvd.        President
 Suite 2100                    and Chief
 Fort Lauderdale, FL           Executive
 33394-3091                    Officer -
                               Finance and
                               Administration

------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of
 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------

 DAVID P. GOSS (57)            Vice President Since 2000       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin
 Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY,
 President, Chief Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select
 Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------

 BARBARA J. GREEN (56)         Vice President Since 2000       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice
 President, Templeton Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC,
 Franklin Investment Advisory Services, Inc., Franklin Mutual Advisers, LLC, Franklin Templeton Alternative
 Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin Templeton Services, LLC, Franklin
 Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment Services,
 Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management,
 Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney
 Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and
 Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------

 MICHAEL O. MAGDOL (67)        Vice President Since 2002       Not Applicable             Director, FTI Banque,
 600 Fifth Avenue              - AML                                                      Arch Chemicals, Inc. and
 Rockefeller Center            Compliance                                                 Lingnan Foundation.
 New York, NY 10020-2302

------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------


38 |  Annual Report


-------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (67)        Vice President Since 2000       Not Applicable             None
 One Franklin Parkway          and Secretary
 San Mateo, CA 94403-1906

------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in
 Franklin Templeton Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin
 Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------

 GALEN G. VETTER (52)          Chief          Since May 2004   Not Applicable             None
 500 East Broward Blvd.        Financial
 Suite 2100                    Officer
 Fort Lauderdale, FL
 33394-3091

------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Officer of 51 of the investment companies in Franklin Templeton Investments; Senior Vice President, Franklin
 Templeton Services, LLC; and formerly, Managing Director, RSM McGladrey, Inc.; and Partner, McGladrey & Pullen,
 LLP.
------------------------------------------------------------------------------------------------------------------


*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's adviser and distributor. Harmon E. Burns is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director Resources.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                              Annual Report | 39

Franklin Gold and Precious Metals Fund

SHAREHOLDER INFORMATION



PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.


QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.





40 |  Annual Report

Literature Request


For a brochure and prospectus, which contains more complete information, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund Franklin Global Growth Fund Mutual Discovery Fund Templeton Capital Accumulator Fund Templeton Global Long-Short Fund Templeton Global Opportunities Trust Templeton Global Smaller Companies Fund Templeton Growth Fund Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2 Franklin Equity Income Fund Franklin Large Cap Value Fund Franklin MicroCap Value Fund 2 Franklin Small Cap Value Fund Mutual Beacon Fund Mutual Qualified Fund Mutual Recovery Fund 3 Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund Franklin DynaTech Fund Franklin Global Communications Fund Franklin Global Health Care Fund Franklin Gold and Precious Metals Fund Franklin Natural Resources Fund Franklin Real Estate Securities Fund Franklin Utilities Fund Franklin Technology Fund Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5, 6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Money Fund 5, 6
Franklin Short-Intermediate U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 7
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8
Tax-Exempt Money Fund 5, 6

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 7
Alabama
Arizona
California 9
Colorado
Connecticut
Florida 9
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 8
Michigan 8
Minnesota 8
Missouri
New Jersey
New York 9
North Carolina
Ohio 8
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 10


1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2.The fund is only open to existing shareholders as well as select retirement plans.
3.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
4.Upon reaching approximately $350 million in assets, the fund intends to close to all investors.
5.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6.No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
7.For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable. 8.Portfolio of insured municipal securities.
9.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
10.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

02/04                                              Not part of the annual report

[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
     INVESTMENTS

One Franklin Parkway
San Mateo, CA 94403-1906




WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.



ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Gold and
Precious Metals Fund



INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

132 A2004 09/04

      Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $43,061 for the fiscal year ended July 31, 2004 and $26,569 for the fiscal year ended July 31, 2003.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of the their financial statements were $48,134 for the fiscal year ended July 31, 2004 and $0 for the fiscal year ended July 31, 2003. The services for which these fees were paid included attestation services.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $253 for the fiscal year ended July 31, 2004 and $0 for the fiscal year ended July 31, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $99,747 for the fiscal year ended July 31, 2004 and $12,972 for the fiscal year ended July 31, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process, subscription fees and a review of an ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)  pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $148,134 for the fiscal year ended July 31, 2004 and $12,972 for the fiscal year ended July 31, 2003.

(h) No disclosures are required by this Item 4(h).

      Item 5. Audit Committee of Listed Registrants. N/A

      Item 6. Schedule of Investments. N/A

      Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

      Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

      Item 9. Submission of Matters to a Vote of Security Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      Item 10. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 11. Exhibits.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 30, 2004


By /s/Galen G. Vetter
      Chief Financial Officer
Date    September 30, 2004